CONCENTRATIONS AND RISKS (Tables)	12 Months Ended
Sep. 30, 2024
Risks and Uncertainties [Abstract]
SCHEDULE OF CONCENTRATIONS

The following table sets forth information as to each customer that accounted for 10% or more of net revenue for the years ended September 30, 2024, 2023 and 2022.

	Years Ended September 30,
	2024		2023		2022
	Amount	%	Amount	%	Amount	%
Customer
Customer A	$194,598	37%	$264,686	30%	$208,085	16%
Customer B	134,551	26%	147,268	16%	-	-
Customer C	-	-	142,807	16%	-	-
Customer D	75,562	14%	121,509	14%	140,856	11%
Customer E	-	-	-	-	233,846	18%
Total	$404,711	77%	$676,270	76%	$582,787	45%

The following table sets forth information as to each customer that accounted for 10% or more of total gross accounts receivable as of September 30, 2024 and 2023.

	September 30, 2024		September 30, 2023
	Amount	% of Total	Amount	% of Total
Customer
Customer B	$121,524	73%	$94,060	40%
Customer A	-	-	85,984	37%
Customer C	29,412	17%	-	-
Customer F	-	-	28,498	12%
Total	$150,936	90%	$208,542	89%

(b) Suppliers

The following table sets forth information as to each supplier that accounted for 10% or more of purchase for the years ended September 30, 2024, 2023 and 2022.

	Years Ended September 30,
	2024		2023		2022
	Amount	%	Amount	%	Amount	%
Supplier
Supplier A	$112,285	37%	$205,573	46%	$282,980	51%
Supplier B	36,047	12%			-	-
Supplier C	-	-	59,604	13%	-	-
Total	$148,332	49%	$305,707	59%	$282,980	51%

The following table sets forth information as to each supplier that accounted for 10% or more of total accounts payable as of September 30, 2024 and 2023.

	September 30, 2024		September 30, 2023
	Amount	% of Total	Amount	% of Total
Supplier
Supplier D	$17,812	57%	$13,706	26%
Supplier E	13,537	43%	13,021	25%
Supplier C	-	-	17,147	33%
Total	$31,349	100%	$43,874	84%